UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Investors Trust

Ticker: JHI

Semiannual report 4/30/14

John Hancock
INVESTMENTS

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	76.3%	Foreign Government Obligations	0.7%

U.S. Government & Agency		Convertible Bonds	0.6%
Obligations	13.1%
		Asset Backed Securities	0.4%
Collateralized Mortgage Obligations	4.0%
		Preferred Securities	0.4%
Capital Preferred Securities	1.0%
		Short-Term Investments	3.5%

Quality Composition[1,2]

U.S. Government	3.7%	BB	21.6%

U.S. Government Agency	9.4%	B	31.5%

AAA	1.1%	CCC & Below	10.8%

AA	1.3%	Preferred Securities	0.4%

A	4.3%	Not Rated	0.3%

BBB	12.1%	Short-Term Investments	3.5%

1 As a percentage of total investments on 4-30-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-14 and do not reflect subsequent downgrades or upgrades, if any.

6	Investors Trust | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 112.8% (76.3% of Total Investments)			$198,077,411

(Cost $191,607,726)

Consumer Discretionary 17.2%				30,292,680

Auto Components 1.7%

Allison Transmission, Inc. (S)(Z)	7.125	05-15-19	550,000	594,000

American Axle & Manufacturing, Inc. (Z)	6.250	03-15-21	1,000,000	1,057,500

The Goodyear Tire & Rubber Company (Z)	7.000	05-15-22	1,200,000	1,323,000

Automobiles 0.8%

Chrysler Group LLC (Z)	8.250	06-15-21	1,240,000	1,393,450

Hotels, Restaurants & Leisure 2.0%

GLP Capital LP (S)(Z)	4.875	11-01-20	1,285,000	1,326,763

Grupo Posadas SAB de CV (S)(Z)	7.875	11-30-17	600,000	607,500

Mohegan Tribal Gaming Authority (S)	11.000	09-15-18	1,000,000	1,002,487

PF Chang’s China Bistro, Inc. (S)	10.250	06-30-20	400,000	416,000

Waterford Gaming LLC (S)	8.625	09-15-14	505,754	113,578

Household Durables 1.4%

Corporacion GEO SAB de CV (H)(S)	9.250	06-30-20	1,000,000	127,500

Modular Space Corp. (S)	10.250	01-31-19	895,000	933,038

Standard Pacific Corp. (Z)	8.375	05-15-18	140,000	165,200

William Lyon Homes, Inc. (S)	5.750	04-15-19	1,300,000	1,326,000

Internet & Catalog Retail 0.6%

QVC, Inc. (Z)	5.950	03-15-43	1,000,000	1,033,716

Leisure Products 0.3%

Easton-Bell Sports, Inc. (Z)	9.750	12-01-16	465,000	488,841

Media 8.6%

21st Century Fox America, Inc. (Z)	7.750	01-20-24	980,000	1,234,091

AMC Entertainment, Inc. (S)	5.875	02-15-22	960,000	981,600

CBS Outdoor Americas Capital LLC (S)	5.250	02-15-22	900,000	922,500

CBS Outdoor Americas Capital LLC (S)	5.625	02-15-24	900,000	924,750

Cinemark USA, Inc. (Z)	7.375	06-15-21	365,000	405,150

Clear Channel Communications, Inc.	11.250	03-01-21	3,000,000	3,378,750

Clear Channel Communications, Inc., PIK	14.000	02-01-21	2,020,000	2,070,500

DIRECTV Holdings LLC (Z)	5.875	10-01-19	355,000	408,169

Lee Enterprises, Inc. (S)	9.500	03-15-22	170,000	176,375

Myriad International Holdings BV (S)(Z)	6.000	07-18-20	440,000	480,700

Numericable Group SA (S)	6.250	05-15-24	210,000	214,988

Sinclair Television Group, Inc.	6.375	11-01-21	830,000	863,200

See notes to financial statements	Semiannual report | Investors Trust	7

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Sirius XM Canada Holdings, Inc. (S)	5.625	04-23-21	CAD 380,000	$350,355

Time Warner Cable, Inc. (Z)	8.250	04-01-19	375,000	474,866

Videotron, Ltd.	6.375	12-15-15	300,000	300,750

WMG Acquisition Corp. (S)	6.000	01-15-21	1,000,000	1,047,500

WMG Acquisition Corp. (S)	6.750	04-15-22	820,000	826,150

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc. (Z)	7.875	08-15-36	375,000	414,462

Specialty Retail 1.5%

Automotores Gildemeister SA (S)(Z)	8.250	05-24-21	720,000	489,600

Hillman Group, Inc.	10.875	06-01-18	290,000	307,763

Outerwall, Inc.	6.000	03-15-19	500,000	518,750

Toys R Us Property Company II LLC (Z)	8.500	12-01-17	225,000	230,063

Toys R Us, Inc. (Z)	10.375	08-15-17	1,360,000	1,111,800

Textiles, Apparel & Luxury Goods 0.1%

Hot Topic, Inc. (S)(Z)	9.250	06-15-21	230,000	251,275

Consumer Staples 5.3%				9,386,886

Beverages 2.2%

Ajecorp BV (S)(Z)	6.500	05-14-22	1,000,000	940,000

Corporacion Lindley SA (S)(Z)	4.625	04-12-23	1,000,000	963,500

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	1,005,000	1,115,550

SABMiller Holdings, Inc. (S)(Z)	3.750	01-15-22	750,000	774,125

Food & Staples Retailing 0.7%

ARAMARK Corp.	5.750	03-15-20	170,000	178,288

Office Depot de Mexico SA de CV (S)	6.875	09-20-20	610,000	638,213

Tops Holding Corp.	8.875	12-15-17	400,000	436,000

Food Products 0.6%

Marfrig Holding Europe BV (S)(Z)	8.375	05-09-18	600,000	603,000

Marfrig Holding Europe BV (S)	9.875	07-24-17	305,000	320,250

TreeHouse Foods, Inc.	4.875	03-15-22	205,000	207,563

Household Products 0.2%

Reynolds Group Issuer, Inc. (Z)	8.500	05-15-18	390,000	407,550

Tobacco 1.6%

Lorillard Tobacco Company (Z)	6.875	05-01-20	720,000	850,097

Vector Group, Ltd. (Z)	7.750	02-15-21	1,200,000	1,284,000

Vector Group, Ltd. (S)	7.750	02-15-21	625,000	668,750

Energy 18.1%				31,710,859

Energy Equipment & Services 6.0%

Astoria Depositor Corp. (S)	8.144	05-01-21	510,000	535,500

EDC Finance, Ltd. (S)(Z)	4.875	04-17-20	1,000,000	885,000

Forbes Energy Services, Ltd. (Z)	9.000	06-15-19	295,000	301,638

Hercules Offshore, Inc. (S)(Z)	7.500	10-01-21	550,000	554,125

Inkia Energy, Ltd. (S)(Z)	8.375	04-04-21	1,400,000	1,538,250

Key Energy Services, Inc. (Z)	6.750	03-01-21	1,500,000	1,582,500

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	1,000,000	1,000,000

Offshore Group Investment, Ltd. (Z)	7.125	04-01-23	2,000,000	1,970,000

Permian Holdings, Inc. (S)(Z)	10.500	01-15-18	800,000	808,000

8	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Energy Equipment & Services (continued)

Pioneer Energy Services Corp. (S)	6.125	03-15-22	205,000	$210,125

RKI Exploration & Production LLC (S)	8.500	08-01-21	565,000	613,025

TMK OAO (S)(Z)	6.750	04-03-20	600,000	513,000

Oil, Gas & Consumable Fuels 12.1%

Arch Coal, Inc. (S)	8.000	01-15-19	1,540,000	1,536,150

Athlon Holdings LP (S)	6.000	05-01-22	500,000	506,250

Carrizo Oil & Gas, Inc. (Z)	7.500	09-15-20	1,200,000	1,314,000

Clayton Williams Energy Inc.	7.750	04-01-19	1,070,000	1,139,550

Cloud Peak Energy Resources LLC	6.375	03-15-24	935,000	972,400

CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05-02-42	1,000,000	1,021,339

EV Energy Partners LP (Z)	8.000	04-15-19	405,000	423,225

FTS International, Inc. (S)	6.250	05-01-22	440,000	445,500

Georgian Oil and Gas Corp. (S)(Z)	6.875	05-16-17	1,500,000	1,560,000

Indo Energy Finance II BV (S)	6.375	01-24-23	300,000	232,875

Linn Energy LLC (Z)	8.625	04-15-20	910,000	981,663

Lukoil International Finance BV (S)(Z)	4.563	04-24-23	1,000,000	875,000

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	705,000	681,206

Pan American Energy LLC (S)(Z)	7.875	05-07-21	1,100,000	1,105,500

Petrobras International Finance Company (Z)	5.375	01-27-21	500,000	511,903

Plains All American Pipeline LP (Z)	6.500	05-01-18	1,000,000	1,173,214

Plains Exploration & Production Company (Z)	6.875	02-15-23	750,000	840,000

Rice Energy, Inc. (S)	6.250	05-01-22	420,000	420,525

Samson Investment Company (S)(Z)	10.750	02-15-20	1,885,000	1,988,675

Tullow Oil PLC (S)(Z)	6.000	11-01-20	1,750,000	1,785,000

Tullow Oil PLC (S)	6.250	04-15-22	500,000	505,000

Valero Energy Corp. (Z)	4.500	02-01-15	205,000	211,110

Valero Energy Corp. (Z)	6.125	02-01-20	205,000	240,611

W&T Offshore, Inc. (Z)	8.500	06-15-19	675,000	729,000

Financials 21.0%				36,864,045

Banks 5.0%

Alfa Bank OJSC (S)(Z)	7.750	04-28-21	300,000	294,000

Banco Bradesco SA (S)(Z)	5.750	03-01-22	500,000	521,875

Banco Regional SAECA (S)	8.125	01-24-19	400,000	428,500

Barclays Bank PLC (S)(Z)	10.179	06-12-21	195,000	264,767

BBVA Bancomer SA (S)(Z)	6.500	03-10-21	1,000,000	1,100,000

Credit Agricole SA (7.875% to 1-23-24, then 5
year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	500,000	537,950

GTB Finance B.V. (S)(Z)	7.500	05-19-16	285,000	298,238

National City Bank of Indiana (Z)	4.250	07-01-18	2,000,000	2,150,112

Sberbank of Russia (S)(Z)	6.125	02-07-22	1,000,000	970,000

State Bank of India (S)(Z)	4.500	07-27-15	500,000	516,591

VTB Bank OJSC (9.500% to 12-6-22, then 10
Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	1,000,000	960,000

Wells Fargo & Company (5.900% to 6-15-24,
then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	760,000	777,038

Capital Markets 3.9%

E*TRADE Financial Corp. (Z)	6.375	11-15-19	1,000,000	1,086,250

Morgan Stanley (Z)	3.800	04-29-16	1,000,000	1,052,333

See notes to financial statements	Semiannual report | Investors Trust	9

		Maturity
	Rate (%)	date	Par value^	Value
Capital Markets (continued)

Morgan Stanley (5.450% to 7-15-19, then
3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	500,000	$504,375

Morgan Stanley (Z)	5.750	01-25-21	1,000,000	1,147,014

The Goldman Sachs Group, Inc. (Z)	5.250	07-27-21	990,000	1,098,861

The Goldman Sachs Group, Inc. (Z)	6.250	09-01-17	1,000,000	1,142,728

Walter Investment Management Corp. (S)(Z)	7.875	12-15-21	875,000	868,438

Consumer Finance 3.1%

American Express Credit Corp. (Z)	5.125	08-25-14	1,000,000	1,014,582

Credit Acceptance Corp. (S)	6.125	02-15-21	1,005,000	1,045,200

Credito Real SAB de CV (S)(Z)	7.500	03-13-19	935,000	984,088

First Cash Financial Services, Inc. (S)	6.750	04-01-21	755,000	781,425

SLM Corp. (Z)	8.450	06-15-18	485,000	571,694

Springleaf Finance Corp.	6.000	06-01-20	500,000	506,250

Springleaf Finance Corp.	8.250	10-01-23	500,000	557,500

Diversified Financial Services 4.4%

Cementos Progreso Trust (S)(Z)	7.125	11-06-23	1,195,000	1,269,688

CorpGroup Banking SA (S)	6.750	03-15-23	1,000,000	982,222

Corporacion Andina de Fomento (Z)	3.750	01-15-16	690,000	721,029

Gruposura Finance (S)(Z)	5.700	05-18-21	440,000	464,750

Intercorp Retail Trust (S)(Z)	8.875	11-14-18	305,000	328,638

JPMorgan Chase & Company (Z)	3.450	03-01-16	2,000,000	2,093,278

Leucadia National Corp. (Z)	5.500	10-18-23	1,350,000	1,419,721

Nationstar Mortgage LLC (Z)	10.875	04-01-15	375,000	377,344

Diversified Telecommunication Services 0.2%

Crown Castle International Corp.	4.875	04-15-22	400,000	406,000

Insurance 1.8%

CNA Financial Corp. (Z)	7.350	11-15-19	655,000	806,868

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%) (Z)	7.000	05-17-66	370,000	383,949

MetLife, Inc. (Z)	6.817	08-15-18	1,000,000	1,194,518

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	520,000	546,000

Willis North America, Inc. (Z)	7.000	09-29-19	215,000	252,258

Investment Companies 0.7%

IPIC GMTN, Ltd. (S)(Z)	5.500	03-01-22	1,000,000	1,127,500

Real Estate Investment Trusts 0.9%

DuPont Fabros Technology LP	5.875	09-15-21	835,000	870,488

Health Care REIT, Inc. (Z)	6.125	04-15-20	345,000	401,580

Plum Creek Timberlands LP (Z)	5.875	11-15-15	345,000	367,905

Real Estate Management & Development 1.0%

Country Garden Holdings Company, Ltd. (S)	7.500	01-10-23	200,000	183,000

Country Garden Holdings Company, Ltd. (S)(Z)	11.125	02-23-18	1,000,000	1,082,500

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG
+ 11.052%) (Q)(S)	12.000	03-20-17	500,000	405,000

10	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Health Care 5.8%				$10,110,115

Health Care Providers & Services 3.5%

AmerisourceBergen Corp. (Z)	3.500	11-15-21	1,000,000	1,036,924

BioScrip, Inc. (S)	8.875	02-15-21	1,000,000	1,040,000

Community Health Systems, Inc. (S)	5.125	08-01-21	200,000	204,000

Community Health Systems, Inc. (S)	6.875	02-01-22	600,000	621,750

Envision Healthcare Corp.	8.125	06-01-19	65,000	69,063

HCA, Inc. (Z)	7.500	02-15-22	130,000	148,265

Select Medical Corp. (S)	6.375	06-01-21	800,000	824,000

Select Medical Corp.	6.375	06-01-21	1,175,000	1,210,250

Tenet Healthcare Corp. (S)	6.000	10-01-20	305,000	320,250

Tenet Healthcare Corp.	8.125	04-01-22	585,000	649,350

Pharmaceuticals 2.3%

Endo Health Solutions, Inc.	7.250	01-15-22	1,345,000	1,469,413

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	1,610,000	1,634,150

Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21	600,000	643,500

Valeant Pharmaceuticals International, Inc. (S)	5.625	12-01-21	230,000	239,200

Industrials 12.8%				22,506,563

Aerospace & Defense 1.2%

B/E Aerospace, Inc. (Z)	5.250	04-01-22	1,000,000	1,035,000

Ducommun, Inc. (Z)	9.750	07-15-18	160,000	178,400

Kratos Defense & Security Solutions, Inc. (Z)	10.000	06-01-17	400,000	421,000

TransDigm, Inc. (Z)	7.750	12-15-18	495,000	527,175

Airlines 4.6%

Air Canada (S)	7.750	04-15-21	425,000	432,969

Air Canada 2013-1 Class C
Pass Through Trust (S)(Z)	6.625	05-15-18	1,000,000	1,025,080

American Airlines 2011-1 Class B
Pass Through Trust (S)(Z)	7.000	01-31-18	1,094,647	1,187,692

American Airlines 2013-2 Class B
Pass Through Trust (S)	5.600	07-15-20	711,344	745,133

Continental Airlines 1999-1
Class A Pass Through Trust (Z)	6.545	02-02-19	168,045	187,790

Continental Airlines 2000-2
Class B Pass Through Trust (Z)	8.307	04-02-18	73,201	79,057

Delta Air Lines 2007-1
Class A Pass Through Trust (Z)	6.821	08-10-22	605,062	712,460

TAM Capital 3, Inc. (S)(Z)	8.375	06-03-21	505,000	543,506

TAM Capital, Inc. (Z)	7.375	04-25-17	860,000	910,525

UAL 2009-1 Pass Through Trust (Z)	10.400	11-01-16	164,203	186,994

UAL 2009-2A Pass Through Trust (Z)	9.750	01-15-17	429,697	494,152

VRG Linhas Aereas SA (S)(Z)	10.750	02-12-23	1,500,000	1,481,250

Building Products 0.6%

Associated Materials LLC	9.125	11-01-17	1,000,000	1,050,000

Commercial Services & Supplies 0.8%

Garda World Security Corp. (S)	7.250	11-15-21	220,000	231,825

Iron Mountain, Inc.	5.750	08-15-24	750,000	740,625

Iron Mountain, Inc. (Z)	8.375	08-15-21	417,000	439,935

See notes to financial statements	Semiannual report | Investors Trust	11

		Maturity
	Rate (%)	date	Par value^	Value
Construction & Engineering 0.8%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	1,305,000	$1,306,631

Electrical Equipment 0.7%

Artesyn Escrow, Inc. (S)(Z)	9.750	10-15-20	1,355,000	1,260,150

Industrial Conglomerates 0.5%

Hutchison Whampoa International 09/16,
Ltd. (S)(Z)	4.625	09-11-15	385,000	404,173

Tenedora Nemak SA de CV (S)	5.500	02-28-23	500,000	506,250

Machinery 0.1%

Victor Technologies Group, Inc. (Z)	9.000	12-15-17	236,000	252,378

Marine 1.7%

Global Ship Lease, Inc. (S)	10.000	04-01-19	350,000	365,750

Navios Maritime Acquisition Corp. (S)(Z)	8.125	11-15-21	830,000	865,275

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	870,000	878,700

Navios South American Logistics, Inc. (S)	7.250	05-01-22	805,000	807,013

Trading Companies & Distributors 0.4%

Aircastle, Ltd.	5.125	03-15-21	770,000	773,850

Transportation Infrastructure 1.4%

CHC Helicopter SA (Z)	9.250	10-15-20	1,548,000	1,664,100

Florida East Coast Holdings Corp. (S)	6.750	05-01-19	790,000	811,725

Information Technology 2.6%				4,573,300

Communications Equipment 0.5%

Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	400,000	420,000

Avaya, Inc. (S)	10.500	03-01-21	520,000	473,200

Electronic Equipment, Instruments & Components 0.8%

CDW LLC (Z)	8.000	12-15-18	325,000	348,969

Viasystems, Inc. (S)	7.875	05-01-19	1,000,000	1,065,000

Internet Software & Services 0.5%

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	220,000	230,450

IAC/interActiveCorp (Z)	4.875	11-30-18	615,000	642,675

IT Services 0.4%

Brightstar Corp. (S)(Z)	9.500	12-01-16	700,000	759,500

Technology Hardware, Storage & Peripherals 0.4%

Seagate HDD Cayman (Z)	7.000	11-01-21	565,000	633,506

Materials 9.4%				16,516,733

Chemicals 0.2%

Rentech Nitrogen Partners LP (S)(Z)	6.500	04-15-21	430,000	423,550

Construction Materials 1.9%

Cemex Finance LLC (S)	6.000	04-01-24	700,000	700,875

Cemex SAB de CV (S)	9.000	01-11-18	215,000	232,200

China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05-25-16	350,000	362,250

Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17	1,000,000	963,750

U.S. Concrete, Inc. (S)	8.500	12-01-18	875,000	947,188

Vulcan Materials Company (Z)	7.500	06-15-21	120,000	141,300

12	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Containers & Packaging 1.2%

AEP Industries, Inc.	8.250	04-15-19	355,000	$377,631

Cascades, Inc. (Z)	7.875	01-15-20	240,000	256,200

Graphic Packaging International, Inc. (Z)	7.875	10-01-18	236,000	250,750

Pretium Packaging LLC	11.500	04-01-16	160,000	171,000

Tekni-Plex, Inc. (S)(Z)	9.750	06-01-19	199,000	225,368

Wise Metals Group LLC (S)	8.750	12-15-18	800,000	848,000

Metals & Mining 5.7%

AngloGold Ashanti Holdings PLC (Z)	5.125	08-01-22	1,000,000	968,701

APERAM (S)(Z)	7.750	04-01-18	300,000	317,250

AuRico Gold, Inc. (S)	7.750	04-01-20	260,000	254,150

BlueScope Steel, Ltd. (S)(Z)	7.125	05-01-18	500,000	537,500

Cia Minera Ares SAC (S)(Z)	7.750	01-23-21	995,000	1,041,019

CSN Islands XI Corp. (S)(Z)	6.875	09-21-19	250,000	263,125

Essar Steel Algoma, Inc. (S)(Z)	9.375	03-15-15	500,000	497,500

Evraz Group SA (S)(Z)	6.500	04-22-20	1,000,000	815,000

Ferrexpo Finance PLC (S)	7.875	04-07-16	600,000	537,000

MMC Norilsk Nickel OJSC (S)(Z)	5.550	10-28-20	850,000	820,250

Rain CII Carbon LLC (S)(Z)	8.000	12-01-18	945,000	989,888

Rio Tinto Finance USA, Ltd. (Z)	7.125	07-15-28	710,000	909,688

Severstal OAO (S)	4.450	03-19-18	1,000,000	942,500

SunCoke Energy, Inc. (Z)	7.625	08-01-19	105,000	112,350

Thompson Creek Metals Company, Inc. (Z)	7.375	06-01-18	1,000,000	942,500

Paper & Forest Products 0.4%

Sappi Papier Holding GmbH (S)(Z)	7.750	07-15-17	600,000	668,250

Telecommunication Services 15.5%				27,209,781

Diversified Telecommunication Services 7.7%

CCU Escrow Corp. (S)	10.000	01-15-18	1,000,000	977,500

Cincinnati Bell, Inc. (Z)	8.375	10-15-20	625,000	687,500

Frontier Communications Corp. (Z)	7.125	03-15-19	530,000	592,275

Frontier Communications Corp.	7.625	04-15-24	125,000	129,688

Frontier Communications Corp. (Z)	8.750	04-15-22	435,000	495,900

GTP Acquisition Partners I LLC (S)(Z)	7.628	06-15-16	620,000	660,335

Intelsat Luxembourg SA	8.125	06-01-23	1,250,000	1,312,500

Satelites Mexicanos SA de CV (Z)	9.500	05-15-17	1,404,000	1,474,200

T-Mobile USA, Inc.	6.125	01-15-22	250,000	262,813

T-Mobile USA, Inc. (Z)	6.250	04-01-21	1,400,000	1,491,000

T-Mobile USA, Inc. (Z)	6.464	04-28-19	495,000	524,700

T-Mobile USA, Inc.	6.625	04-01-23	245,000	262,150

T-Mobile USA, Inc.	6.731	04-28-22	205,000	221,144

T-Mobile USA, Inc. (Z)	6.836	04-28-23	855,000	920,194

Telecom Italia Capital SA	7.175	06-18-19	550,000	638,000

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,750,000	1,841,875

Wind Acquisition Finance SA (S)	7.375	04-23-21	1,000,000	1,027,500

Wireless Telecommunication Services 7.8%

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	600,000	586,800

Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09-27-22	1,000,000	990,000

Crown Castle Towers LLC (S)(Z)	4.883	08-15-20	750,000	831,447

See notes to financial statements	Semiannual report | Investors Trust	13

		Maturity
	Rate (%)	date	Par value^	Value
Wireless Telecommunication Services (continued)

Digicel Group, Ltd. (S)	7.125	04-01-22	1,200,000	$1,206,000

Digicel Group, Ltd. (S)(Z)	8.250	09-30-20	1,365,000	1,453,725

Digicel, Ltd. (S)	6.000	04-15-21	500,000	506,250

SBA Tower Trust (S)(Z)	2.933	12-15-17	380,000	385,672

SBA Tower Trust (S)(Z)	5.101	04-17-17	580,000	620,863

Sprint Communications, Inc. (S)(Z)	9.000	11-15-18	1,000,000	1,218,750

Sprint Communications, Inc. (Z)	11.500	11-15-21	2,150,000	2,881,000

Telefonica Celular del Paraguay SA (S)	6.750	12-13-22	1,000,000	1,050,000

VimpelCom Holdings BV (S)(Z)	7.504	03-01-22	2,000,000	1,960,000

Utilities 5.1%				8,906,449

Electric Utilities 2.5%

Abengoa Transmision Sur SA (S)	6.875	04-30-43	1,000,000	1,041,250

Beaver Valley II Funding Corp. (Z)	9.000	06-01-17	126,000	132,743

BVPS II Funding Corp. (Z)	8.890	06-01-17	306,000	319,404

CE Generation LLC (Z)	7.416	12-15-18	371,800	369,941

Exelon Corp. (Z)	4.900	06-15-15	1,015,000	1,059,842

FPL Energy National Wind LLC (S)	5.608	03-10-24	73,820	72,441

Israel Electric Corp., Ltd. (S)(Z)	6.700	02-10-17	1,000,000	1,088,750

PNPP II Funding Corp. (Z)	9.120	05-30-16	123,000	127,320

W3A Funding Corp. (Z)	8.090	01-02-17	224,168	223,958

Independent Power and Renewable Electricity Producers 2.6%

Calpine Corp. (S)(Z)	5.875	01-15-24	680,000	697,850

Dynegy, Inc.	5.875	06-01-23	1,530,000	1,476,450

NRG Energy, Inc.	6.625	03-15-23	500,000	522,500

NRG Energy, Inc. (Z)	7.875	05-15-21	1,600,000	1,774,000

Convertible Bonds 0.9% (0.6% of Total Investments)				$1,670,313

(Cost $1,395,625)

Materials 0.3%				511,563

Containers & Packaging 0.3%

Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06-01-15	500,000	511,563

Telecommunication Services 0.6%				1,158,750

Wireless Telecommunication Services 0.6%

Clearwire Communications LLC (S)(Z)	8.250	12-01-40	1,000,000	1,158,750

Term Loans (M) 0.0% (0.0% of Total Investments)				$0

(Cost $248,529)

Industrials 0.0%				0

Airlines 0.0%

Global Aviation Holdings, Inc. (H)	0.000	07-31-17	51,038	0

Global Aviation Holdings, Inc. (H)	0.000	02-13-18	514,063	0

14	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Capital Preferred Securities (a) 1.5% (1.0% of Total Investments)				$2,583,570

(Cost $2,467,247)

Financials 1.5%				2,583,570

Banks 0.6%

HSBC Finance Capital Trust IX (5.911%
to 11-30-2015, then 3 month LIBOR
+ 1.926%) (Z)	5.911	11-30-35	700,000	726,250

Mellon Capital IV (P)(Q)(Z)	4.000	06-09-14	400,000	343,500

Capital Markets 0.9%

The Goldman Sachs Capital II (P)(Q)	4.000	06-09-14	983,000	756,910

The Goldman Sachs Capital III (P)(Q)(Z)	4.000	06-09-14	983,000	756,910

U.S. Government & Agency Obligations 19.4%
(13.1% of Total Investments)				$34,166,099

(Cost $34,207,513)

U.S. Government 5.5%				9,724,845

U.S. Treasury Notes
Note (Z)	0.625	09-30-17	800,000	787,562
Note (Z)	1.375	01-31-20	5,000,000	4,848,440
Note (Z)	1.750	05-15-22	1,120,000	1,064,000
Note (Z)	2.750	02-15-24	3,000,000	3,024,843

U.S. Government Agency 13.9%				24,441,254

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	03-01-41	2,621,513	2,895,053
30 Yr Pass Thru	6.500	03-01-38	128,740	143,859

Federal National Mortgage Association
15 Yr Pass Thru	4.000	12-01-24	1,751,679	1,871,898
30 Yr Pass Thru	3.000	10-29-27	670,000	619,205
30 Yr Pass Thru	4.000	12-01-40	5,071,973	5,332,585
30 Yr Pass Thru	4.000	09-01-41	3,678,919	3,858,754
30 Yr Pass Thru	4.000	10-01-41	1,863,180	1,956,004
30 Yr Pass Thru	4.000	01-01-42	944,279	991,324
30 Yr Pass Thru	4.500	10-01-40	2,680,318	2,898,546
30 Yr Pass Thru	5.000	02-01-41	383,026	424,246
30 Yr Pass Thru	5.000	04-01-41	644,234	714,671
30 Yr Pass Thru	5.500	06-01-38	834,615	925,085
30 Yr Pass Thru	5.500	08-01-40	225,874	250,005
30 Yr Pass Thru	6.500	07-01-36	267,344	298,653
30 Yr Pass Thru	6.500	10-01-37	158,286	176,879
30 Yr Pass Thru	6.500	01-01-39	970,292	1,084,487

Foreign Government Obligations 1.0% (0.7% of Total Investments)				$1,777,580

(Cost $1,758,465)

Argentina 0.3%				568,608

Provincia de Neuquen (S)	7.875	04-26-21	578,000	568,608

Dominican Republic 0.6%				995,000

Government of Dominican Republic (S)(Z)	5.875	04-18-24	1,000,000	995,000

South Korea 0.1%				213,972

Korea Development Bank (Z)	4.375	08-10-15	205,000	213,972

See notes to financial statements	Semiannual report | Investors Trust	15

		Maturity
	Rate (%)	date	Par value^	Value
Collateralized Mortgage Obligations 5.8% (4.0% of Total Investments) $10,261,018

(Cost $9,753,664)

Commercial & Residential 4.0%				7,049,500

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.040	12-25-46	4,934,504	348,124

Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03-25-35	420,721	427,031

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10-25-34	347,193	356,446

Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class C (P)	5.823	12-10-44	290,000	322,064

Deutsche Mortgage Securities, Inc. Mortgage
Loan Trust
Series 2004-4, Class 2AR1 (P)	0.696	06-25-34	500,123	466,150

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.291	12-05-31	475,000	471,138

GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05-25-36	2,058,534	1,623,290

HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.089	09-19-35	2,919,262	163,590
Series 2007-3, Class ES IO (S)	0.350	05-19-47	5,977,757	63,514
Series 2007-4, Class ES IO	0.350	07-19-47	6,423,438	64,234
Series 2007-6, Class ES IO (S)	0.342	08-19-37	5,014,054	53,274

Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.903	11-05-30	840,000	840,115

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.048	10-25-36	7,741,186	621,868
Series 2005-AR18, Class 2X IO	1.692	10-25-36	6,981,951	249,744

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2013-INMZ, Class M (S)	6.130	09-15-18	750,000	759,684

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	216,757	219,234

U.S. Government Agency 1.8%				3,211,518

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	3,219,804	642,781
Series 3830, Class NI IO	4.500	01-15-36	2,862,593	290,685
Series K017, Class X1 IO	1.590	12-25-21	2,677,515	230,237
Series K709, Class X1 IO	1.673	03-25-19	3,242,585	209,909
Series K710, Class X1 IO	1.912	05-25-19	2,467,112	188,416

Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11-25-42	1,343,869	285,271
Series 2012-67, Class KG	3.500	02-25-41	349,271	358,364
Series 402, Class 3 IO	4.000	11-25-39	445,435	93,027
Series 402, Class 4 IO	4.000	10-25-39	692,875	136,644
Series 407, Class 15 IO	5.000	01-25-40	734,312	140,051
Series 407, Class 21 IO	5.000	01-25-39	370,959	59,924
Series 407, Class 7 IO	5.000	03-25-41	628,171	130,623
Series 407, Class 8 IO	5.000	03-25-41	164,482	29,322
Series 407, Class C6 IO	5.500	01-25-40	1,170,899	241,942

Government National Mortgage Association
Series 2012-114, Class IO	1.033	01-16-53	1,941,459	174,322

16	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value
Asset Backed Securities 0.6% (0.4% of Total Investments)				$980,664

(Cost $947,884)

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	27,531	26,926

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	411,102	439,692

Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01-20-25	506,135	514,046
			Shares	Value
Common Stocks 0.0% (0.0% of Total Investments)				$0

(Cost $593,666)

Consumer Discretionary 0.0%				0

Media 0.0%

Vertis Holdings, Inc. (I)			34,014	0

Industrials 0.0%				0

Airlines 0.0%

Global Aviation Holdings, Inc., Class A (I)			82,159	0

Preferred Securities (b) 0.5% (0.4% of Total Investments)				$969,212

(Cost $917,875)

Financials 0.4%				805,974

Banks 0.4%

FNB Corp., 7.250% (Z)			30,175	805,974

Telecommunication Services 0.1%				163,238

Diversified Telecommunication Services 0.1%

Crown Castle International Corp., 4.500%			1,635	163,238

			Par value	Value
Short-Term Investments 5.2% (3.5% of Total Investments)				$9,053,000

(Cost $9,053,000)

Repurchase Agreement 5.2%				9,053,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $9,053,000, on 5-1-14, collateralized by $9,305,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued
at $9,235,213, including interest)			$9,053,000	9,053,000

Total investments (Cost $252,951,194)† 147.7%				$259,538,867

Other assets and liabilities, net (47.7%)				($83,874,814)

Total net assets 100.0%				$175,664,053

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

See notes to financial statements	Semiannual report | Investors Trust	17

Notes to Schedule of Investments

CAD Canadian Dollar

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,257,573 or 63.9% of the fund’s net assets as of 4-30-14.

(Z) All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-14 was $150,658,063.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $253,678,147. Net unrealized appreciation aggregated $5,860,720, of which $11,664,602 related to appreciated investment securities and $5,803,882 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 4-30-14:

United States	70.3%
Cayman Islands	3.5%
Luxembourg	3.2%
Netherlands	2.8%
Ireland	2.3%
Canada	1.9%
Peru	1.8%
United Kingdom	1.8%
Mexico	1.8%
Argentina	1.1%
Other countries	9.5%

Total	100.0%

18	Investors Trust | Semiannual report	See notes to financial statements

F I N A N CI A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $252,951,194)	$259,538,867
Cash	365,977
Cash segregated at custodian for swap contracts	280,000
Receivable for investments sold	1,607,209
Dividends and interest receivable	3,812,410
Other receivables and prepaid expenses	173,970

Total assets	265,778,433

Liabilities

Credit facility agreement payable	85,900,000
Foreign currency overdraft, at value (cost $346,257)	346,700
Payable for investments purchased	1,425,236
Payable for delayed delivery securities purchased	1,701,172
Swap contracts, at value	616,774
Interest payable	45,631
Payable to affiliates
Accounting and legal services fees	7,443
Other liabilities and accrued expenses	71,424

Total liabilities	90,114,380

Net assets	$175,664,053

Net assets consist of

Paid-in capital	$177,907,714
Undistributed net investment income	1,309,305
Accumulated net realized gain (loss) on investments, foreign currency
transactions and swap agreements	(9,523,425)
Net unrealized appreciation (depreciation) on investments, translation of
assets and liabilities in foreign currencies and swap agreements	5,970,459

Net assets	$175,664,053

Net asset value per share

Based on 8,776,995 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$20.01

See notes to financial statements	Semiannual report | Investors Trust	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,138,407
Dividends	35,818

Total investment income	8,174,225

Expenses

Investment management fees	678,772
Accounting and legal services fees	23,168
Transfer agent fees	39,825
Trustees’ fees	20,507
Printing and postage	32,359
Professional fees	67,940
Custodian fees	12,871
Stock exchange listing fees	7,893
Interest expense	279,141
Other	23,768

Total expenses	1,186,244

Net investment income	6,987,981

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,023,475
Swap contracts	(222,823)
Foreign currency transactions	(3,675)

1,796,977
Change in net unrealized appreciation (depreciation) of
Investments	445,695
Swap contracts	194,454
Translation of assets and liabilities in foreign currencies	(436)

639,713

Net realized and unrealized gain	2,436,690

Increase in net assets from operations	$9,424,671

20	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment income	$6,987,981	$14,005,643
Net realized gain	1,796,977	1,357,599
Change in net unrealized appreciation (depreciation)	639,713	(6,564,239)

Increase in net assets resulting from operations	9,424,671	8,799,003

Distributions to shareholders
From net investment income	(7,171,254)	(14,900,053)

From fund share transactions
Issued in shelf offering	293,478	1,722,799
Issued pursuant to Dividend Reinvestment Plan	237,128	855,166

Total from fund share transactions	530,606	2,577,965

Total increase (decrease)	2,784,023	(3,523,085)

Net assets

Beginning of period	172,880,030	176,403,115

End of period	$175,664,053	$172,880,030

Undistributed net investment income	$1,309,305	$1,492,578

Share activity

Shares outstanding
Beginning of period	8,750,917	8,631,305
Issued in shelf offering	14,126	78,325
Issued pursuant to Dividend Reinvestment Plan	11,952	41,287

End of period	8,776,995	8,750,917

See notes to financial statements	Semiannual report | Investors Trust	21

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-14
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$9,424,671
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(93,759,413)
Long-term investments sold	98,623,192
Increase in short-term investments	(9,053,000)
Net amortization of premium (discount)	787,907
Income paid-in-kind	(128,095)
Increase in dividends and interest receivable	(76,123)
Decrease in payable for investments purchased	(1,012,809)
Increase in payable for delayed delivery securities purchased	293,237
Decrease in receivable for investments sold	3,292,141
Decrease in receivable for delayed delivery securities sold	1,001,341
Decrease in cash segregated at custodian for swap contracts	270,000
Increase in other receivables and prepaid assets	(3,813)
Decrease in unrealized depreciation of swap contracts	(194,454)
Decrease in payable to affiliates	(11,161)
Decrease in interest payable	(2,574)
Decrease in due to custodian	(305,782)
Increase foreign currency overdraft	346,700
Decrease in other liabilities and accrued expenses	(16,170)
Net change in unrealized (appreciation) depreciation on investments	(445,695)
Net realized gain on investments	(2,023,475)

Net cash provided by operating activities	$7,006,625

Cash flows from financing activities
Fund shares issued in shelf offering	$293,478
Cash distributions to common shareholders net of reinvestments	($6,934,126)

Net cash used in financing activities	($6,640,648)

Net increase in cash	$365,977

Cash at beginning of period	$—

Cash at end of period	$365,977

Supplemental disclosure of cash flow information

Cash paid for interest	$281,715

Noncash financing activities not included herein consist of	$237,128
reinvestment of distributions

22	Investors Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$19.76	$20.44	$19.19	$20.11	$18.03	$14.51
Net investment income[2]	0.80	1.61	1.88	1.93	2.15	1.70
Net realized and unrealized gain (loss)
on investments	0.27	(0.59)	1.30	(0.88)	2.00	3.51
Total from investment operations	1.07	1.02	3.18	1.05	4.15	5.21
Less distributions to
common shareholders
From net investment income	(0.82)	(1.71)	(1.94)	(1.97)	(2.07)	(1.69)
Anti-dilutive impact of shelf offering	0.00[3]	0.01	0.01	—	—	—
Net asset value, end of period	$20.01	$19.76	$20.44	$19.19	$20.11	$18.03
Per share market value, end of period	$20.24	$19.30	$22.24	$21.82	$21.13	$17.73
Total return at net asset value (%)[4]	5.62[5]	5.09	16.14	4.90	23.81	39.26
Total return at market value (%)[4]	9.38[5]	(5.66)	11.13	13.52	32.29	47.62

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$176	$173	$176	$164	$171	$152
Ratios (as a percentage of
average net assets):
Expenses[6]	1.38[7]	1.41	1.57	1.62	1.93	2.43
Net investment income	8.14[7]	8.00	9.65	9.63	11.33	11.34
Portfolio turnover (%)	37	61	56	45	71	72

Senior securities

Total debt outstanding end of period
(in millions)	$86	$86	$86	$88	$80	$67
Asset coverage per $1,000 of debt[8]	$3,045	$3,013	$3,054	$2,871	$3,136	$3,268

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005.
4 Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund’s shares traded during the period.
5 Not annualized.
6 Expenses excluding interest were 1.06%, 1.07%, 1.07%, 1.04%, 1.12% and 1.43% for the periods ended 4-30-14, 10-31-13, 10-31-12, 10-31-11, 10-31-10 and 10-31-09, respectively.
7 Annualized.
8 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

See notes to financial statements	Semiannual report | Investors Trust	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investors Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012, the fund filed a registration statement with the Securities and Exchange Commission, registering an additional 1,000,000 common shares through an equity shelf offering program. Under this program, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are

24	Investors Trust | Semiannual report

not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$198,077,411	—	$197,963,833	$113,578
Convertible Bonds	1,670,313	—	1,670,313	—
Capital Preferred Securities	2,583,570	—	2,583,570	—
U.S. Government &
Agency Obligations	34,166,099	—	34,166,099	—
Foreign Government
Obligations	1,777,580	—	1,777,580	—
Collateralized Mortgage
Obligations	10,261,018	—	10,079,996	181,022
Asset Backed Securities	980,664	—	980,664	—
Preferred Securities	969,212	$163,238	805,974	—
Short-Term Investments	9,053,000	—	9,053,000	—

Total Investments in
Securities	$259,538,867	$163,238	$259,081,029	$294,600
Other Financial Instruments
Interest Rate Swaps	($616,774)	—	($616,774)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may

Semiannual report | Investors Trust	25

not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

26	Investors Trust | Semiannual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $10,859,805 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31					NO EXPIRATION DATE
2014	2015	2016	2017	2019	SHORT-TERM	LONG-TERM

$2,605,424	$1,304,634	$912,660	$2,675,603	$2,044,097	$975,640	$341,747

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, expiration of capital loss carryforwards, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash segregated at the custodian for swap contracts.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Semiannual report | Investors Trust	27

Certain swaps are typically traded through the OTC market and may be regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2014, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of April 30, 2014.

	USD NOTIONAL	PAYMENTS MADE BY	PAYMENTS RECEIVED
COUNTERPARTY	AMOUNT	FUND	BY FUND	MATURITY DATE	MARKET VALUE

Morgan Stanley	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($457,419)
Capital Services
Morgan Stanley	$22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(159,355)
Capital Services
TOTAL	$44,000,000				($616,774)

(a) At 4-30-14, the 3-month LIBOR rate was 0.22335%.

28	Investors Trust | Semiannual report

No interest rate swap positions were entered into or closed during the six months ended April 30, 2014.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Swap contracts,	Interest rate	—	($616,774)
contracts	at value	swaps

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Net realized gain (loss)	($222,823)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized	$194,454
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment advisory agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the fund’s average daily managed assets (net assets plus borrowings under the Credit Facility Agreement) (see Note 7); (b) 0.375% of the next $50,000,000 of the fund’s average daily managed assets; (c) 0.350% of the next $100,000,000 of the fund’s average daily managed assets; and (d) 0.300% of the fund’s average daily managed assets in excess of $300,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management

Semiannual report | Investors Trust	29

a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for six months ended April 30, 2014, were equivalent to a net annual effective rate of 0.53% of the fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Each independent Trustee receives from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2014, compensation to the Distributor was $2,992. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.

Note 6 — Leverage risk

The fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares;

• fluctuations in the interest rate paid for the use of the credit facility;

• increased operating costs, which may reduce the fund’s total return;

• the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and

• the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.

30	Investors Trust | Semiannual report

Note 7 — Credit Facility Agreement

The fund has entered into a CFA with Credit Suisse Securities (USA) LLC (CSSU), pursuant to which the fund borrows money to increase its assets available for investment. In accordance with the 1940 Act, the fund’s borrowings under the CFA will not exceed 33 1/3% of the fund’s managed assets (net assets plus borrowings) at the time of any borrowing.

The fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the fund’s custodian. The amount of assets required to be pledged by the fund is determined in accordance with the CFA. The fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of three month LIBOR (London Interbank Offered Rate) plus 0.41% and is payable monthly. As of April 30, 2014, the fund had borrowings of $85,900,000, at an interest rate of 0.63%, which is reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2014, the average borrowings under the CFA and the effective average interest rate were $85,900,000 and 0.66%, respectively.

The fund may terminate the CFA with CSSU at any time. If certain asset coverage and collateral requirements or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, CSSU is required to provide the fund with 270 calendar days’ notice prior to terminating or amending the CFA.

Note 8 — Fund share transactions

Transactions in common shares for the six months ended April 30, 2014 and the year ended October 31, 2013 are presented on the Statement of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $194,556 have been prepaid by the fund. These costs are deducted from proceeds as shares are issued. To date, $21,618 has been deducted from proceeds of shares issued and the remaining $172,938 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $87,744,413 and $82,793,909, respectively, for the six months ended April 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $6,015,000 and $15,829,283, respectively, for the six months ended April 30, 2014.

Semiannual report | Investors Trust	31

Additional information

Unaudited

Investment objective and policy

The fund is a diversified, closed-end, management investment company, common shares of which were initially offered to the public in January 1971. The fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the fund’s assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. Up to 50% of the value of the fund’s assets may be invested in restricted securities acquired through private placements. The fund may also invest in repurchase agreements.

Effective March 20, 2013, the Board of Trustees approved a revision to the fund’s investment policy regarding the amount of the fund’s securities that is rated investment grade to provide that the fund will invest at least 30% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Ratings Services (S&P)), or in unrated securities determined by the fund’s investment advisor or subadvisor to be of comparable credit quality, securities issued or guaranteed by the U.S. government, or its agencies and instrumentalities and cash and cash equivalents. Under the prior investment policy, the fund was required to invest at least 30% of its total assets in such securities. The new investment policy also provides that the fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the fund’s advisor or subadvisor to be of comparable quality.

Dividends and distributions

During the six months ended April 30, 2014, dividends from net investment income totaling $0.8194 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	INCOME DISTRIBUTIONS

December 31, 2013	$0.4468
March 31, 2014	0.3726
Total	$0.8194

Shareholder communication and assistance

If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:

Computershare
P.O. Box 30170
College Station, TX 77842-3170
Telephone: 800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

32	Investors Trust | Semiannual report

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 18, 2014. The following proposal was considered by the shareholders:

Proposal: Election of twelve (12) Trustees to serve until their respective successors have been duly elected and qualified. Each Trustee was re-elected by the fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	VOTES FOR	VOTES WITHHELD

Independent Trustees
Charles L. Bardelis	6,396,462.667	156,123.494
Peter S. Burgess	6,407,212.060	145,374.101
William H. Cunningham	6,407,345.933	145,240.228
Grace K. Fey	6,408,027.601	144,558.560
Theron S. Hoffman	6,395,958.777	156,627.384
Deborah C. Jackson	6,397,266.835	155,319.326
Hassell H. McClellan	6,402,251.096	150,335.065
James M. Oates	6,393,319.763	159,266.398
Steven R. Pruchansky	6,386,058.605	166,527.556
Gregory A. Russo	6,402,802.892	149,783.269
Non-Independent Trustees
Craig Bromley	6,404,420.974	148,165.187
Warren A. Thomson	6,389,881.508	162,704.653

Semiannual report | Investors Trust	33

More information

Trustees	Officers	Investment advisor
James M. Oates,	Andrew G. Arnott	John Hancock Advisers, LLC
Chairperson	President
Steven R. Pruchansky,	John J. Danello#	Subadvisor
Vice Chairperson	Senior Vice President, Secretary	John Hancock Asset Management
Charles L. Bardelis*	and Chief Legal Officer	a division of Manulife Asset
Craig Bromley†	Francis V. Knox, Jr.	Management (US) LLC
Peter S. Burgess*	Chief Compliance Officer
William H. Cunningham	Charles A. Rizzo	Custodian
Grace K. Fey	Chief Financial Officer	State Street Bank and
Theron S. Hoffman*	Salvatore Schiavone	Trust Company
Deborah C. Jackson	Treasurer
Hassell H. McClellan		Transfer agent
Gregory A. Russo		Computershare Shareowner
Warren A. Thomson†		Services, LLC

*Member of the		Legal counsel
Audit Committee		K&L Gates LLP
†Non-Independent Trustee
#Effective 5-29-14		Stock symbol
Listed New York Stock
Exchange: JHI

For shareholder assistance refer to page 32

You can also contact us:
	800-852-0218	Regular mail:
	jhinvestments.com	Computershare
P.O. Box 30170
College Station, TX 77842-3170

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

34	Investors Trust | Semiannual report

800-852-0218
800-231-5469 TDD
800-843-0090 EASI-Line
jhinvestments.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P5SA 4/14
MF184402	6/14

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014